Earnings per share and shares in issue - Summary of Earnings per Share and Shares in Issue (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Profit (loss) for the period attributable to BP shareholders	$ (16,848)	$ 1,822	$ (21,213)	$ 4,756
Less: preference dividend	1	1	1	1
Profit (loss) attributable to BP ordinary shareholders	$ (16,849)	$ 1,821	$ (21,214)	$ 4,755
Ordinary Shares
Earnings per share [line items]
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded	63,119		85,469
Basic weighted average number of shares outstanding (in shares)	20,222,575	20,336,347	20,200,694	20,256,254
Weighted average number of shares outstanding used to calculate diluted earnings per share (in shares)	20,222,575	20,421,184	20,200,694	20,368,125
Shares in issue at period-end (in shares)	20,249,046	20,373,332	20,249,046	20,373,332
American Depositary Share
Earnings per share [line items]
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded	10,520		14,245
Basic weighted average number of shares outstanding (in shares)	3,370,429	3,389,391	3,366,782	3,376,042
Weighted average number of shares outstanding used to calculate diluted earnings per share (in shares)	3,370,429	3,403,530	3,366,782	3,394,687
Shares in issue at period-end (in shares)	3,374,841	3,395,555	3,374,841	3,395,555